Provisions for liabilities and other charges - Movements in provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movements in provisions for liabilities and other charges
Balance at beginning	€ 20,218	€ 14,944
Additions	7,764	5,920
Reversal	(795)	(849)
Use of provision, net	(22)	(324)
Reclassification (Defined benefit plans)		389
Effect of translation	101	138
Balance at ending	27,266	20,218
Current provisions	27,040	19,692
Non-current provisions	226	389
Tax risks
Movements in provisions for liabilities and other charges
Balance at beginning	19,675	14,143
Additions	6,700	5,860
Reversal	(611)	(453)
Use of provision, net	(21)
Effect of translation	97	125
Balance at ending	25,840	19,675
Current provisions	25,840
Marketplace and consignment goods
Movements in provisions for liabilities and other charges
Balance at beginning	69	241
Additions	480
Reversal		(180)
Effect of translation		8
Balance at ending	549	69
Current provisions	549
Provision for other expenses
Movements in provisions for liabilities and other charges
Balance at beginning	474	560
Additions	584	60
Reversal	(184)	(216)
Use of provision, net	(1)	(324)
Reclassification (Defined benefit plans)		389
Effect of translation	4	5
Balance at ending	877	€ 474
Current provisions	651
Non-current provisions	€ 226